Supplement, dated November 22, 2005 to the Prospectuses, dated October 3, 2005, of
                   Seligman TargetHorizon ETF Portfolios, Inc.

                                   ----------

The last sentence of the second paragraph in the section entitled "The Underlying ETFs - Limitations on Investing in Other Investment Companies" is hereby deleted in its entirety. As a result, each Fund may invest greater than 25% of its assets in any one Underlying ETF, although no Fund intends to invest over 40% of its assets in any one Underlying ETF.

The section entitled "The Underlying ETFs - List of Underlying ETFs" is hereby deleted in its entirety and replaced with the following:

"Types of Underlying ETFs

In pursuing their respective investment objectives, each Fund will invest in certain of the Underlying ETFs in accordance with the asset allocation and investment strategies contained in this prospectus. The Underlying ETFs in which the Funds may invest include those that seek to track the indices set forth below by asset class. In addition, the Underlying ETFs may include ETFs that track different indices within these assets classes or indices corresponding to asset classes that are not listed below. There can be no assurances that any Fund will invest in any particular asset class or that any particular index and corresponding Underlying ETF will be used by any of the Funds. The Manager may, at its discretion, add other asset classes, indices and Underlying ETFs.

Large-Cap

Dow Jones Select Dividend Index
Russell 1000(R) Index
Russell 1000(R) Value Index
Russell 1000(R) Growth Index
S&P 500 Index
S&P 100 Index
NYSE 100 Index

Mid-Cap

Russell Midcap(R) Index
Russell Midcap(R) Value Index
Russell Midcap(R) Growth Index
S&P MidCap 400/Barra Value Index
S&P MidCap 400/Barra Growth Index

Small-Cap

Russell 2000(R) Index
Russell 2000(R) Value Index
Russell 2000(R) Growth Index
S&P SmallCap 600 Index

International

MSCI EAFE Index
MSCI Emerging Markets Index

Fixed Income

Goldman Sachs $ InvesTop Index
Lehman Brothers 1-3 Year US Treasury Index
Lehman Brothers U.S. Aggregate Index
Lehman Brothers U.S. Treasury Inflation Notes Index

Real Estate

Dow Jones U.S. Real Estate Index

By way of example, the Underlying ETFs may include specific series of iShares Trust, iShares, Inc., SPDR Trust Series 1, MidCap SPDR Trust and other ETFs that have obtained exemptive orders from the Securities and Exchange Commission (the "SEC").(1) Each of the Underlying ETFs files financial and other information with the SEC. Such information is publicly available at www.sec.gov.(2) No representation or warranty is hereby made as to the accuracy or completeness of any such information."

In light of the foregoing changes to the Funds' prospectuses, all references to the list of Underlying ETFs on page 22 of the prospectuses shall be deemed to refer to the above asset classes, indices and Underlying ETFs, as well as any other asset classes, indices or Underlying ETFs that the Manager may use.

----------
(1) iShares is a registered mark of Barclays Global Investors, N.A. ("BGI"). The Series or the Series' Funds offered by this prospectus are not sponsored, endorsed, sold, or promoted by BGI or any other ETF sponsor. BGI and other ETF sponsors make no representations or warranties to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds. BGI and other ETF sponsors have no obligation or liability in connection with the operation, marketing, trading or sale of the Funds.

(2) The reference to the SEC's website is an inactive textual reference and information contained in, or otherwise accessible through, this website does not form a part of this Prospectus or the Series' Statement of Additional Information.

                     Supplement, dated November 22, 2005 to
         the Statement of Additional Information, dated October 3, 2005, of
                   Seligman TargetHorizon ETF Portfolios, Inc.

                                   ----------

The types of ETFs in which the Funds may invest are referred to in this Statement of Additional Information as Underlying ETFs. These Underlying ETFs include those that seek to track the indices set forth in each Prospectus. The Funds' Manager may, at its discretion, add other asset classes, indices and Underlying ETFs.

The  last  sentence  of  the  second   paragraph  under  the  section   entitled
"Description of the Series and its Investments and Risks - General" is hereby deleted in its entirety and replaced with the following:

"Accordingly, each Fund's investment performance will be influenced by the investment strategies of and risks associated with the Underlying ETFs in direct proportion to the amount of assets each Fund allocates to the Underlying ETFs utilizing such strategies."

The first paragraph under the section entitled "Description of the Series and its Investments and Risks - The Underlying ETFs" is hereby deleted in its entirety and replaced with the following:

"General. Each Underlying ETF is a registered investment company with a stated investment objective and is subject to various investment policies and restrictions. Each of the Underlying ETFs files financial and other information with the SEC. Such information is publicly available at www.sec.gov and no representation or warranty is hereby made as to the accuracy or completeness of any such information (the reference to the SEC's website is an inactive textual reference and information contained in, or otherwise accessible through, this website does not form a part of the Funds' Prospectus or this SAI). Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs."

The last sentence of the sixth paragraph under the section entitled "Description of the Series and its Investments and Risks - The Underlying ETFs" is hereby deleted. As a result, each Fund may invest greater than 25% of its assets in any one Underlying ETF, although no Fund intends to invest over 40% of its assets in any one Underlying ETF.